Revenues (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Revenues by Type and Geography
The following tables disaggregate revenues by type and geography and reconcile them to reportable segments (see note 4).

Revenues by type	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Eliminations/ Rounding		Total
Year ended December 31,	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Recurring	2,674	2,631	1,373	1,305	808	799	625	612	-	-	(22)	(23)	5,458	5,324
Transactions	133	172	247	231	250	187	144	121	-	-	-	-	774	711
Global Print	-	-	-	-	-	-	-	-	562	592	-	-	562	592
Total	2,807	2,803	1,620	1,536	1,058	986	769	733	562	592	(22)	(23)	6,794	6,627

Revenues by geography (1) (country of destination)	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Eliminations/ Rounding		Total
Year ended December 31,	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
U.S.	2,282	2,270	1,314	1,247	840	789	173	156	420	426	(22)	(23)	5,007	4,865
Canada (country of domicile)	82	69	12	11	37	37	7	6	65	79	-	-	203	202
Other	28	29	79	61	135	118	9	9	13	17	-	-	264	234
Americas (North America, Latin America, South America)	2,392	2,368	1,405	1,319	1,012	944	189	171	498	522	(22)	(23)	5,474	5,301
U.K.	262	262	118	111	23	21	409	396	36	34	-	-	848	824
Other	40	61	49	54	6	4	117	109	6	12	-	-	218	240
EMEA (Europe, Middle East and Africa)	302	323	167	165	29	25	526	505	42	46	-	-	1,066	1,064
Asia Pacific	113	112	48	52	17	17	54	57	22	24	-	-	254	262
Total	2,807	2,803	1,620	1,536	1,058	986	769	733	562	592	(22)	(23)	6,794	6,627
(1) The Company revised its 2022 revenues by geography to correct immaterial misclassifications, which did not impact total segment revenues or total consolidated revenues.

Summary of of Deferred Income

	December 31,

	2023	2022	2021
Deferred revenue	992	886	874

Summary of Remaining Performance Obligations	The Company expects to recognize these revenues as follows:

	December 31,

	2023	2022
1 year	26%	26%
Between 1 and 2 years	13%	13%
Between 2 and 3 years	8%	8%
Later than 3 years	53%	53%